Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended
	Dec. 28, 2013 Variable Interest Entity, Primary Beneficiary [Member]	Sep. 28, 2013 Variable Interest Entity, Primary Beneficiary [Member]	Jan. 31, 2014 Share Repurchase Program [Member] Class A [Member]
Accounting Policies [Line Items]
Stock Repurchase Program, Increase (Decrease) in Authorized Shares			25
Ownership interest percentage, investment in Dynamic Fuels, LLC joint venture	50.00%
Variable interest entity total assets	$ 160	$ 166
Variable interest entity net property, plant and equipment	138	142
Variable interest entity total liabilities	113	113
Variable interest entity long-term debt	$ 100	$ 100